Cover	Aug. 15, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 15, 2023
Entity Registrant Name	BARK, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39691
Entity Tax Identification Number	85-1872418
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	855
Local Phone Number	501-2275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001819574
Amendment Flag	false
Common Stock, par value $0.0001
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	BARK
Security Exchange Name	NYSE
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BARK WS
Security Exchange Name	NYSE